Accounts receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalties receivable	$ 3,414,128	$ 1,921,670
Sales tax recoverable	93,443	78,392
Total receivable	$ 3,507,571	$ 2,000,062